Investments in Equity Method Investees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 05, 2020
Investments in Equity Method Investees [Abstract]
Equity method investment	$ 1,089,960	$ 1,145,404
Investments				$ 1,217,039
Partnership interest percentage				28.00%
Investment loss	$ 24,502	$ 229	$ 80